SHORT-TERM INVESTMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.    SHORT-TERM INVESTMENTS

The Group’s short-term investments are presented on the consolidated balance sheets as follows:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Money market funds	1,169,741	—
Financial assets at fair value through profit or loss	—	17,501
Total	1,169,741	17,501

For the six months ended June 30, 2021 and 2022, the Group recorded realized gain of nil and HK$12,491 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.

4.    SHORT-TERM INVESTMENTS

The Group’s short-term investments are presented on the consolidated balance sheets as follows:

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Money market funds	1,169,741	7,894
Financial assets at fair value through profit or loss	—	5,479
Total	1,169,741	13,373

For the nine months ended September 30, 2021 and 2022, the Group recorded realized gain of nil and HK$16,919 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.